General information (Details Narrative) - USD ($) $ in Billions		12 Months Ended
	Apr. 11, 2025	Dec. 31, 2025
General Information
Awarded percentage		51.00%
Repayment amount	$ 20
Unrestricted years		10 years
Unrestricted disbursements amount		$ 15